Consolidated Balance Sheets		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 32,431,081	$ 4,511,585	¥ 48,164,664
Restricted cash		418,722	58,250	417,990
Accounts receivable, net		572,803	79,683	1,739,065
Inventories, net		29,866,418	4,154,807	12,874,986
Prepayments		4,606,066	640,764	24,386,010
Other current assets		55,858,433	7,770,635	37,908,092
Cryptocurrencies		242,889,085	33,789,033
Total current assets		366,642,608	51,004,757	125,490,807
Non-current assets:
Property, plant and equipment, net		197,341,915	27,452,829	169,653,582
Intangible asset, net		46,745,444	6,502,900	47,731,288
Operating lease right-of-use assets		5,203,525	723,878	7,424,554
Total non-current assets		249,290,884	34,679,607	224,809,424
TOTAL ASSETS		615,933,492	85,684,364	350,300,231
Current liabilities:
Short-term debts		18,000,000	2,504,034	20,000,000
Current portion of long-term debts		5,350,000	744,255	3,410,000
Accounts payable		18,101,451	2,518,147	16,875,586
Advance from customers		98,895,905	13,757,708	107,826,617
Operating lease liabilities, current		1,914,109	266,277	3,479,752
Other current liabilities		67,163,217	9,343,278	90,978,171
Total current liabilities		209,424,682	29,133,699	242,570,126
Non-current liabilities:
Long-term debts		170,683,636	23,744,315	120,260,783
Operating lease liabilities, non-current		2,917,350	405,841	3,730,672
Total liabilities		383,025,668	53,283,855	366,561,581
Shareholders’ equity (deficit):
Additional paid-in capital		780,499,664	108,577,662	428,310,028
Accumulated deficit		(565,218,741)	(78,629,283)	(452,031,693)
Statutory reserves		6,647,109	924,699	6,647,109
Accumulated other comprehensive income		8,647,353	1,202,959	2,254,558
Total Nano Labs Ltd shareholders’ equity (deficit)		230,789,121	32,105,770	(14,732,998)
Noncontrolling interests		2,118,703	294,739	(1,528,352)
Total shareholders’ equity (deficit)		232,907,824	32,400,509	(16,261,350)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)		615,933,492	85,684,364	350,300,231
Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	[1]	176,842	24,601	50,106
Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	[1]	¥ 36,894	$ 5,132	¥ 36,894

[1]	After giving effect of the reverse stock splits, see Note 12.